DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Growth Scored & Screened ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 12.4%
Alphabet, Inc., Class A
1,787 679,668
Alphabet, Inc., Class C
1,436 540,553
Electronic Arts, Inc.
114 22,996
Fox Corp., Class A
142 9,077
Fox Corp., Class B
101 5,796
Netflix, Inc. *
4,541 390,617
Take-Two Interactive Software,
Inc. *
97 21,743
(Cost $1,215,766)
1,670,450
Consumer Discretionary
— 5.5%
AutoZone, Inc. *
12 35,222
Booking Holdings, Inc.
867 145,162
Carnival Corp. Ltd.
1,382 38,779
eBay, Inc.
360 39,337
Expedia Group, Inc.
126 28,449
Hilton Worldwide Holdings, Inc.
247 80,932
Las Vegas Sands Corp.
325 16,435
Marriott International, Inc.,
Class A
236 88,642
Norwegian Cruise Line Holdings
Ltd. *
274 5,025
Royal Caribbean Cruises Ltd.
271 77,135
Tapestry, Inc.
218 31,710
TJX Cos., Inc.
656 101,516
Ulta Beauty, Inc. *
48 24,425
Yum! Brands, Inc.
146 21,601
(Cost $684,114)
734,370
Consumer Staples — 1.0%
Coca-Cola Co.
(Cost $137,672)
1,748 138,109
Financials — 11.4%
American Express Co.
392 124,056
Apollo Global Management, Inc.
265 34,108
Bank of New York Mellon Corp.
466 64,974
Cboe Global Markets, Inc.
57 19,013
CME Group, Inc.
217 59,358
Goldman Sachs Group, Inc.
210 215,368
Interactive Brokers Group, Inc.,
Class A
479 41,659
Mastercard, Inc., Class A
587 289,966
Moody's Corp.
79 35,807
Morgan Stanley
789 164,112
MSCI, Inc.
41 25,887
Progressive Corp.
353 67,211
S&P Global, Inc.
145 61,480
Visa, Inc., Class A
994 324,402
Number
of Shares Value $
(Cost $1,451,113)
1,527,401
Health Care — 13.0%
AbbVie, Inc.
874 190,287
Amgen, Inc.
394 132,695
Boston Scientific Corp. *
1,068 51,595
Dexcom, Inc. *
211 15,559
Edwards Lifesciences Corp. *
287 24,817
Eli Lilly & Co.
852 941,460
Gilead Sciences, Inc.
721 96,924
IDEXX Laboratories, Inc. *
86 48,464
Intuitive Surgical, Inc. *
382 162,213
Mettler-Toledo International,
Inc. *
10 11,806
ResMed, Inc.
86 16,389
Stryker Corp.
156 47,594
(Cost $1,539,679)
1,739,803
Industrials — 11.3%
Allegion PLC
50 6,504
Caterpillar, Inc.
500 437,935
Comfort Systems USA, Inc.
38 69,472
Cummins, Inc.
99 64,016
GE Vernova , Inc.
290 280,813
General Electric Co.
587 190,047
Johnson Controls International
PLC
434 58,182
Quanta Services, Inc.
160 113,877
Rockwell Automation, Inc.
66 29,770
Trane Technologies PLC
128 57,766
Uber Technologies, Inc. *
2,213 155,795
United Rentals, Inc.
38 37,836
Verisk Analytics, Inc.
79 13,824
(Cost $1,376,939)
1,515,837
Information Technology
— 42.4%
Applied Materials, Inc.
854 384,351
Autodesk, Inc. *
135 31,227
Ciena Corp. *
151 87,615
Cisco Systems, Inc.
2,252 271,186
Coherent Corp. *
202 73,017
Corning, Inc.
579 104,892
First Solar, Inc. *
115 35,281
Fortinet, Inc. *
428 59,051
Jabil, Inc.
69 25,155
KLA Corp.
141 270,961
Lam Research Corp.
1,343 427,316
Lumentum Holdings, Inc. *
77 65,832
Micron Technology, Inc.
1,210 1,174,910
Microsoft Corp.
2,518 1,133,704
NVIDIA Corp.
5,344 1,128,332
Palo Alto Networks, Inc. *
487 137,183

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Growth Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Number
of Shares Value $
Seagate Technology Holdings
PLC
150 131,970
ServiceNow, Inc. *
686 85,318
TE Connectivity PLC
218 46,523
Workday, Inc., Class A *
101 14,765
(Cost $4,447,064)
5,688,589
Materials — 0.9%
Newmont Corp.
(Cost $130,420)
1,174 128,917
Real Estate — 1.1%
Welltower, Inc. REIT
(Cost $135,476)
750 153,997
Utilities — 0.5%
Constellation Energy Corp.
(Cost $70,425)
225 64,744
Number
of Shares Value $
TOTAL COMMON STOCKS
(Cost $11,188,668)
13,362,217
EXCHANGE-TRADED FUNDS
— 0.1%
State Street SPDR Portfolio S&P
500 Growth ETF
(Cost $5,618)
65 7,898
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
3.57% (a)
(Cost $24,768)
24,768 24,768
TOTAL INVESTMENTS — 99.8%
(Cost $11,219,054)
13,394,883
Other assets and liabilities,
net — 0.2%
27,281
NET ASSETS — 100.0%
13,422,164
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 3.57% (a)
44,197 260,000 (279,429) — — 888 — 24,768 24,768
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 1 33,780 37,979 6/18/2026 4,199
USD U.S. Dollar

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Growth Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPG-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 13,362,217 $ — $ — $ 13,362,217
Exchange-Traded Funds
7,898 — — 7,898
Short-Term Investments (a)
24,768 — — 24,768
Derivatives (b)
Futures Contracts
4,199 — — 4,199
TOTAL
$ 13,399,082 $ — $ — $ 13,399,082
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.